Business Combinations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Revenue for the period	$ 130,569	$ 164,032	$ 155,626
Pro forma revenue for the period	161,562	202,166
Net loss for the period	(149,618)	(185,410)	(98,774)
Pro forma net loss for the period	(149,527)	(180,284)
Prins Autogassystemen Holding B.V. [Member]
Revenue for the period	30,993	30,885		1,196
Net loss for the period	91	9,164		(301)
BAF Technologies Inc [Member]
Revenue for the period	0	7,249			17,097
Pro forma revenue for the period		171,281	181,972
Net loss for the period	0	(4,038)			3,512
Pro forma net loss for the period		$ (189,448)	$ (100,946)